Litigation Litigation (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2008 Trial by Jury, State of Rhode Island [Member] jury_trial defendant
Loss Contingencies [Line Items]
Number of Jury Trials				2
Number of additional defendants				2
DOL settlement	$ 80,000		$ 80,000
After tax charge to earnings for DOL settlement	(49,163)	74,982
Cost of goods sold increase due to DOL settlement	16,000
Increase to selling, general and administratve expense due to DOL settlement	64,000
Decrease to income tax expense due to DOL settlement	$ (30,837)
Decrease in fourth quarter net income per share due to DOL settlement	$ (0.47)	$ 0.71